AAM S&P 500 High Dividend Value ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 9.0%
AT&T, Inc.	47,125	$1,291,696
Comcast Corporation - Class A	37,204	1,236,289
Interpublic Group of Companies, Inc.	50,008	1,230,197
Omnicom Group, Inc. (a)	17,074	1,230,182
Verizon Communications, Inc.	30,537	1,305,762
		6,294,126

Consumer Discretionary - 10.9%
Best Buy Company, Inc.	19,553	1,272,118
Ford Motor Company	116,796	1,292,932
Hasbro, Inc.	17,531	1,317,630
LKQ Corporation	41,466	1,222,003
Lowe's Companies, Inc.	5,832	1,303,860
Target Corporation	12,433	1,249,517
		7,658,060

Consumer Staples - 7.3%
Altria Group, Inc.	22,073	1,367,202
Conagra Brands, Inc.	68,170	1,244,784
Kraft Heinz Company	45,724	1,255,581
Molson Coors Beverage Company - Class B (a)	25,865	1,260,143
		5,127,710

Energy - 9.3%
APA Corporation (a)	68,171	1,315,019
EOG Resources, Inc.	11,052	1,326,461
Halliburton Company	58,684	1,314,522
Schlumberger NV	37,324	1,261,551
Valero Energy Corporation	9,375	1,287,281
		6,504,834

Financials - 9.1%
Fifth Third Bancorp	30,819	1,281,146
Invesco, Ltd.	61,395	1,289,909
Principal Financial Group, Inc.	16,385	1,275,244
Regions Financial Corporation (a)	50,017	1,266,931
US Bancorp	28,564	1,284,237
		6,397,467

Health Care - 8.9%
Bristol-Myers Squibb Company	26,884	1,164,346
CVS Health Corporation	22,394	1,390,667
Merck & Company, Inc.	15,642	1,221,953
Pfizer, Inc.	51,912	1,209,031
Viatris, Inc.	140,717	1,229,867
		6,215,864

Industrials - 12.4%
Eastman Chemical Company	17,013	1,235,314
FedEx Corporation	5,563	1,243,275
Lockheed Martin Corporation	3,129	1,317,246
Newmont Corporation	21,387	1,328,133
Snap-on, Inc.	3,984	1,279,621
Stanley Black & Decker, Inc. (a)	18,101	1,224,532
United Parcel Service, Inc. - Class B	12,831	1,105,519
		8,733,640

Information Technology - 9.0%
Cisco Systems, Inc.	19,264	1,311,493
HP, Inc.	51,213	1,270,082
NetApp, Inc.	12,570	1,308,914
QUALCOMM, Inc.	8,282	1,215,466
Skyworks Solutions, Inc.	18,188	1,246,606
		6,352,561

Materials - 5.4%
Amcor PLC (a)	134,805	1,260,426
CF Industries Holdings, Inc.	14,072	1,306,304
LyondellBasell Industries NV - Class A	21,673	1,255,517
		3,822,247

Real Estate - 8.8%
Alexandria Real Estate Equities, Inc.	16,035	1,225,555
BXP, Inc.	18,600	1,216,998
Healthpeak Properties, Inc.	69,724	1,181,125
Host Hotels & Resorts, Inc.	80,066	1,258,637
Simon Property Group, Inc.	7,977	1,306,553
		6,188,868

Utilities - 9.6%
NextEra Energy, Inc.	18,281	1,299,048
NRG Energy, Inc.	8,330	1,392,776
Southern Company	13,850	1,308,548
Vistra Corporation	6,705	1,398,261
WEC Energy Group, Inc.	12,012	1,310,269
		6,708,902
TOTAL COMMON STOCKS (Cost $72,356,478)		70,004,279

SHORT-TERM INVESTMENTS - 12.2%		Value
Investments Purchased with Proceeds from Securities Lending - 11.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(b)	8,205,634	8,205,634

Money Market Funds - 0.5%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.25%(b)	371,836	371,836
TOTAL SHORT-TERM INVESTMENTS (Cost $8,577,470)		8,577,470

TOTAL INVESTMENTS - 111.9% (Cost $80,933,948)		78,581,749
Liabilities in Excess of Other Assets - (11.9)%		(8,329,608)
TOTAL NET ASSETS - 100.0%		$70,252,141
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $6,381,632.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

AAM S&P 500 High Dividend Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$70,004,279	–	–	$70,004,279
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	8,205,634
Money Market Funds	371,836	–	–	371,836
Total Investments	$70,376,115	–	–	$78,581,749

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,205,634 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.